Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator
Loss used in basic EPS and diluted EPS:	£ (3,568)	£ (3,061)
Denominator
Weighted average number of ordinary shares used in basic EPS	99,191,082	4,923,828
Basic loss per share	£ (4)	£ (62)
Diluted loss per share	£ (4)	£ (62)